Future Minimum Rental Commitments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 38,111
2019	32,575
2020	26,336
2021	19,079
2022	13,389
Thereafter	36,692
Total	$ 166,182